Hedging derivatives - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [abstract]
Macro cash flows hedge, position	€ 5,000
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	€ 775	€ 1,006	€ (756)